Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Amortization of right-of-use assets	$ 207,000	$ 139,000
Interest on lease liabilities	46,000	58,000
Total finance lease cost	253,000	197,000
Operating lease costs:
Operating lease cost	1,647,000	71,000
Variable lease cost	838,000	0
Short-term lease cost	50,000	11,000
Total operating lease cost	2,535,000	82,000
Total lease cost	$ 2,788,000	$ 279,000